Cover Page	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3
Entity Registrant Name	QUHUO Ltd
Entity Central Index Key	0001781193
Current Fiscal Year End Date	--12-31
Entity File Number	001-39354